Cira Centre 2929 Arch Street Philadelphia, PA 19104-2808 +1 215 994 4000 Main +1 215 994 2222 Fax www.dechert.com

JAMES A. LEBOVITZ

james.lebovitz@dechert.com +1 215 994 2510 Direct +1 215 655 2510 Fax

February 8, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	FS Global Credit Opportunities Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of FS Global Credit Opportunities Fund (“Trust”), a newly organized closed-end management investment company, is the Trust’s initial registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). The Trust also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

The Registrant proposes to commence offering of the Trust’s shares on or about April 2013. A review of the Registration Statement with this date in mind would be appreciated. Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 215.994.2510 or David Harris at 202.261.3385.

Sincerely,

/s/ James Lebovitz